Finance debt - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Carrying amount at beginning	€ 31,868	€ 33,131
Cash flows	(648)	(3,563)
Currency translation differences	(78)	1,044
Changes in the scope of consolidation	403	(1,571)
Other non-monetary changes	2,520	2,827
Carrying amount at end	34,065	31,868
Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	22,471	25,495
Cash flows	1,810	(3,944)
Currency translation differences	(144)	208
Changes in the scope of consolidation	38	477
Other non-monetary changes	462	235
Carrying amount at end	24,637	22,471
Short-term debt
Borrowings
Carrying amount at beginning	4,446	2,299
Cash flows	(1,495)	1,375
Currency translation differences	182	547
Changes in the scope of consolidation	352	(95)
Other non-monetary changes	607	320
Carrying amount at end	4,092	4,446
Long-term and current portion of long-term lease liabilities
Borrowings
Carrying amount at beginning	4,951	5,337
Cash flows	(963)	(994)
Currency translation differences	(116)	289
Changes in the scope of consolidation	13	(1,953)
Other non-monetary changes	1,451	2,272
Carrying amount at end	€ 5,336	€ 4,951